Changes in accounting policies (Tables)	12 Months Ended
Jun. 30, 2020
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Schedule of operating lease commitment to lease liabilities

The lease liabilities at July 1, 2019 reconciled to the operating lease commitments at June 30, 2019 are as follows:

RMB’000

Operating lease commitments at June 30, 2019 as disclosed under IAS 17 in the Group’s consolidated financial statements	688,424
Less: lease payments in contracts under which the forecast of changes in an index or a rate is not needed	(87,393)
601,031
Less: discounted using the incremental borrowing rate at 4.9%	(189,941)
Present value of remaining lease payments, discounted using the incremental borrowing rate as at July 1, 2019	411,090

Lease liabilities recognized as at July 1, 2019	411,090

IFRS 16
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Schedule of right-of-use assets and lease liabilities	On transition to IFRS 16, the impact on transition is summarized below.

July 1, 2019
RMB’000
Right-of-use assets	411,115
Lease liabilities	411,090
- current	16,754
- non-current	394,336